Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net

Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2013	2014	2015
Gain on sale of the U.S. headquarters building*1	(65,516)	(5,462)	(5,991)
Gain on sale of Sony City Osaki*1	(42,322)	(4,914)	(4,914)
Gain on sales of music publishing catalog in Pictures segment	—	(10,307)	(1,871)
(Gain) loss on sale, remeasurement, and issuance of M3 shares*2	(122,160)	(13,758)	113
(Gain) loss on sale of interests in subsidiaries and affiliates, net*3	(10,399)	(7,753)	1,716
(Gain) loss on sale, disposal or impairment of assets, net*3,4	5,178	90,860	192,605

	(235,219)	48,666	181,658

*1	Refer to Note 8.

*2	Refer to Note 5.

*3	Refer to Note 25.

*4	Refer to Notes 9, 13 and 19.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2013, 2014 and 2015 were 473,610 million yen, 466,030 million yen and 464,320 million yen, respectively.

(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2013, 2014 and 2015 were 354,981 million yen, 474,372 million yen and 444,444 million yen, respectively.

(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2013, 2014 and 2015 were 63,160 million yen, 62,871 million yen and 65,561 million yen, respectively, which included the internal transportation costs of finished goods.